UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2017

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Concentrated Growth Fund

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Information Technology - 30.2%
Electronic Equipment, Instruments & Components - 6.0%
Amphenol Corp. - Class A	318,153	$20,654,493

Internet Software & Services - 6.0%
Alphabet, Inc. - Class C (a)	26,605	20,679,801

IT Services - 11.4%
Automatic Data Processing, Inc.	188,530	16,628,346
MasterCard, Inc. - Class A	220,469	22,437,130

		39,065,476

Software - 2.0%
ANSYS, Inc. (a)	76,038	7,041,879

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	145,857	16,489,134

		103,930,783

Health Care - 23.9%
Biotechnology - 5.8%
Celgene Corp. (a)	189,930	19,853,383

Health Care Equipment & Supplies - 6.7%
Abbott Laboratories	547,747	23,164,221

Life Sciences Tools & Services - 6.5%
Quintiles Transnational Holdings, Inc. (a)	278,102	22,542,948

Pharmaceuticals - 4.9%
Zoetis, Inc.	324,155	16,859,301

		82,419,853

Consumer Discretionary - 23.3%
Auto Components - 4.9%
Delphi Automotive PLC	235,770	16,815,116

Hotels, Restaurants & Leisure - 8.4%
Chipotle Mexican Grill, Inc. - Class A (a)	23,790	10,075,065
Starbucks Corp.	191,340	10,359,148
Yum! Brands, Inc.	93,736	8,512,166

		28,946,379

Internet & Direct Marketing Retail - 6.5%
Priceline Group, Inc. (The) (a)	15,148	22,290,131

Textiles, Apparel & Luxury Goods - 3.5%
VF Corp.	214,087	11,999,576

		80,051,202

Materials - 5.6%
Chemicals - 5.6%
Ecolab, Inc.	158,096	19,243,445

Financials - 4.9%
Capital Markets - 4.9%
Charles Schwab Corp. (The)	537,545	16,970,296

Company	Shares	U.S. $ Value
Industrials - 4.8%
Professional Services - 4.8%
Verisk Analytics, Inc. - Class A (a)	201,662	$16,391,087

Consumer Staples - 3.9%
Food Products - 3.9%
Hershey Co. (The)	141,680	13,544,608

Total Common Stocks (cost $311,532,253)		332,551,274

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (b)(c) (cost $10,967,320)	10,967,320	10,967,320

Total Investments - 99.8% (cost $322,499,573) (d)		343,518,594
Other assets less liabilities - 0.2%		703,157

Net Assets - 100.0%		$344,221,751

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,697,567 and gross unrealized depreciation of investments was $(7,678,546), resulting in net unrealized appreciation of $21,019,021.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Concentrated Growth Fund

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$332,551,274		$	– 0	–	$	– 0	–	$332,551,274
Short-Term Investments	10,967,320			– 0	–		– 0	–	10,967,320

Total Investments in Securities	343,518,594			– 0	–		– 0	–	343,518,594

Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$343,518,594		$	– 0	–	$	– 0	–	$343,518,594

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended September 30, 2016 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$3,772	$23,607	$16,412	$10,967	$8

AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Information Technology - 25.8%
Electronic Equipment, Instruments & Components - 6.2%
Keyence Corp.	74	$54,219
Murata Manufacturing Co., Ltd.	460	60,045

		114,264

Internet Software & Services - 9.5%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	880	93,095
Tencent Holdings Ltd.	3,000	83,406

		176,501

IT Services - 5.9%
Capgemini SA	580	56,865
Worldpay Group PLC (b)	13,629	52,257

		109,122

Semiconductors & Semiconductor Equipment - 4.2%
ASML Holding NV	700	76,714

		476,601

Industrials - 15.4%
Building Products - 3.9%
Assa Abloy AB-Class B	3,570	72,499

Commercial Services & Supplies - 3.0%
Park24 Co., Ltd.	1,700	55,289

Electrical Equipment - 3.5%
Nidec Corp.	700	64,703

Machinery - 2.0%
Hoshizaki Corp.	400	36,502

Trading Companies & Distributors - 3.0%
Ashtead Group PLC	3,417	56,156

		285,149

Consumer Staples - 15.2%
Beverages - 3.8%
Treasury Wine Estates Ltd.	8,370	71,034

Household Products - 7.5%
Reckitt Benckiser Group PLC	830	78,140
Unicharm Corp.	2,300	59,679

		137,819

Personal Products - 3.9%
Kose Corp.	700	71,678

		280,531

Health Care - 11.5%
Biotechnology - 3.4%
Genmab A/S (a)	370	63,326

Health Care Providers & Services - 2.2%
Fresenius SE & Co. KGaA	501	40,021

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 3.5%
Eurofins Scientific SE	140	63,599

Pharmaceuticals - 2.4%
Roche Holding AG	180	44,730

		211,676

Financials - 11.4%
Banks - 4.9%
HDFC Bank Ltd. (ADR)	1,270	91,300

Capital Markets - 3.1%
Azimut Holding SpA	3,853	56,693

Insurance - 3.4%
Prudential PLC	3,580	63,462

		211,455

Consumer Discretionary - 10.1%
Auto Components - 2.3%
Continental AG	200	42,140

Hotels, Restaurants & Leisure - 2.5%
Merlin Entertainments PLC (b)	8,290	47,193

Multiline Retail - 3.2%
B&M European Value Retail SA	17,784	58,753

Textiles, Apparel & Luxury Goods - 2.1%
HUGO BOSS AG	710	39,302

		187,388

Materials - 3.6%
Construction Materials - 3.6%
CRH PLC (London)	2,020	66,870

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 3.6%
BT Group PLC	13,070	65,759

Total Common Stocks (cost $1,763,051)		1,785,429

SHORT-TERM INVESTMENTS - 5.4%
Investment Companies - 5.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.28% (c)(d) (cost $100,367)	100,367	100,367

Total Investments - 102.0% (cost $1,863,418) (e)		1,885,796
Other assets less liabilities - (2.0)%		(37,570)

Net Assets - 100.0%		$1,848,226

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate market value of these securities amounted to $99,450 or 5.4% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $157,087 and gross unrealized depreciation of investments was $(134,709), resulting in net unrealized appreciation of $22,378.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown*

September 30, 2016 (unaudited)

22.4%	United Kingdom
21.3%	Japan
9.4%	China
6.4%	Germany
6.4%	France
4.8%	India
4.1%	Netherlands
3.8%	Sweden
3.8%	Australia
3.5%	Ireland
3.4%	Denmark
3.0%	Italy
2.4%	Switzerland
5.3%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Concentrated International Growth Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$93,095		$383,506		$	– 0	–	$476,601
Industrials	– 0	–	285,149			– 0	–	285,149
Consumer Staples	– 0	–	280,531			– 0	–	280,531
Health Care	– 0	–	211,676			– 0	–	211,676
Financials	91,300		120,155			– 0	–	211,455
Consumer Discretionary	– 0	–	187,388			– 0	–	187,388
Materials	– 0	–	66,870			– 0	–	66,870
Telecommunication Services	– 0	–	65,759			– 0	–	65,759
Short-Term Investments	100,367		– 0	–		– 0	–	100,367

Total Investments in Securities	284,762		1,601,034	(a)		– 0	–	1,885,796

Other Financial Instruments (b)	– 0	–	– 0	–		– 0	–	– 0	–

Total (c)	$284,762		$1,601,034		$	– 0	–	$1,885,796

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended September 30, 2016 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$42	$291	$233	$100	$	– 0	–*

*	Amount less than $500.

AB Cap Fund, Inc.

Emerging Markets Core Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.4%
Financials - 20.9%
Banks - 16.3%
Banco Macro SA (ADR)	380	$29,735
Bangkok Bank PCL (NVDR)	12,000	56,491
Bank of China Ltd.-Class H	187,000	86,357
China Construction Bank Corp.-Class H	112,000	84,116
Credicorp Ltd.	440	66,977
Industrial & Commercial Bank of China Ltd.-Class H	132,000	83,777
Itausa - Investimentos Itau SA (Preference Shares)	72,370	185,590
Kasikornbank PCL (NVDR)	5,400	29,321
KB Financial Group, Inc.	2,040	70,166
OTP Bank PLC	5,650	148,435
Shinhan Financial Group Co., Ltd.	2,290	83,870

		924,835

Capital Markets - 1.4%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	15,700	81,151

Consumer Finance - 1.5%
Samsung Card Co., Ltd.	1,850	84,511

Diversified Financial Services - 1.3%
Haci Omer Sabanci Holding AS	8,920	27,596
Remgro Ltd.	2,570	43,006

		70,602

Insurance - 0.4%
Dongbu Insurance Co., Ltd.	370	23,003

		1,184,102

Information Technology - 18.1%
Electronic Equipment, Instruments & Components - 2.3%
Hon Hai Precision Industry Co., Ltd.	41,800	105,782
Zhen Ding Technology Holding Ltd.	11,000	24,291

		130,073

Internet Software & Services - 6.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	1,090	115,311
NAVER Corp.	60	48,304
NetEase, Inc. (ADR)	230	55,379
Tencent Holdings Ltd.	4,300	119,549

		338,543

Semiconductors & Semiconductor Equipment - 6.0%
Realtek Semiconductor Corp.	22,000	72,609
Silicon Motion Technology Corp. (ADR)	540	27,967
Taiwan Semiconductor Manufacturing Co., Ltd.	25,000	146,953
Vanguard International Semiconductor Corp.	16,000	30,060
Win Semiconductors Corp.	20,846	61,290

		338,879

Technology Hardware, Storage & Peripherals - 3.8%
Samsung Electronics Co., Ltd.	150	218,515

		1,026,010

Company	Shares	U.S. $ Value
Consumer Discretionary - 10.7%
Automobiles - 1.2%
Dongfeng Motor Group Co., Ltd.-Class H	28,000	28,237
Kia Motors Corp.	1,030	39,574

		67,811

Diversified Consumer Services - 3.1%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	1,360	63,049
TAL Education Group (ADR) (a)	1,620	114,761

		177,810

Hotels, Restaurants & Leisure - 1.7%
Gourmet Master Co., Ltd.	5,250	52,361
Yum! Brands, Inc.	470	42,681

		95,042

Multiline Retail - 1.7%
Lojas Renner SA	12,900	97,063

Textiles, Apparel & Luxury Goods - 3.0%
Pou Chen Corp.	17,000	24,021
Yue Yuen Industrial Holdings Ltd.	34,500	142,583

		166,604

		604,330

Energy - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
China Petroleum & Chemical Corp.-Class H	102,000	75,303
Cosan SA Industria e Comercio	8,300	96,242
LUKOIL PJSC (Sponsored ADR)	2,960	144,241
Petronet LNG Ltd.	16,340	84,685
PTT PCL (NVDR)	6,100	60,029
YPF SA (Sponsored ADR)	6,350	115,697

		576,197

Consumer Staples - 9.1%
Beverages - 1.4%
Thai Beverage PCL	114,000	81,203

Food Products - 6.4%
Mead Johnson Nutrition Co.-Class A	930	73,479
Uni-President Enterprises Corp.	67,000	126,061
WH Group Ltd. (b)	200,000	161,649

		361,189

Tobacco - 1.3%
British American Tobacco PLC	680	43,368
KT&G Corp.	270	30,747

		74,115

		516,507

Company	Shares	U.S. $ Value
Materials - 7.0%
Chemicals - 2.3%
Formosa Chemicals & Fibre Corp.	11,000	29,682
PTT Global Chemical PCL (NVDR)	42,400	72,266
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	54,000	27,422

		129,370

Metals & Mining - 0.5%
AngloGold Ashanti Ltd. (a)	1,710	27,330

Paper & Forest Products - 4.2%
Lee & Man Paper Manufacturing Ltd.	114,000	104,140
Sappi Ltd. (a)	25,730	133,127

		237,267

		393,967

Telecommunication Services - 6.8%
Diversified Telecommunication Services - 5.6%
China Telecom Corp., Ltd.-Class H	96,000	48,976
Chunghwa Telecom Co., Ltd.	28,000	98,749
Emirates Telecommunications Group Co. PJSC	8,140	44,300
KT Corp. (Sponsored ADR)	6,780	108,819
Telekomunikasi Indonesia Persero Tbk PT	43,500	14,485

		315,329

Wireless Telecommunication Services - 1.2%
China Mobile Ltd.	5,500	67,564

		382,893

Utilities - 5.1%
Electric Utilities - 4.6%
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	4,000	81,177
Equatorial Energia SA	5,900	91,290
Korea Electric Power Corp.	990	48,496
Transmissora Alianca de Energia Eletrica SA	5,900	38,062

		259,025

Water Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	3,100	28,777

		287,802

Industrials - 3.7%
Industrial Conglomerates - 2.5%
Far Eastern New Century Corp.	76,000	57,019
Jardine Strategic Holdings Ltd.	2,700	88,505

		145,524

Transportation Infrastructure - 1.2%
Jiangsu Expressway Co., Ltd.-Class H	48,000	66,611

		212,135

Company	Shares			U.S. $ Value
Health Care - 2.5%
Health Care Equipment & Supplies - 1.5%
St Shine Optical Co., Ltd.		3,700		86,428

Health Care Providers & Services - 1.0%
Odontoprev SA		6,900		27,433
Qualicorp SA		4,400		25,950

				53,383

				139,811

Real Estate - 2.3%
Real Estate Management & Development - 2.3%
Aldar Properties PJSC		180,290		130,897

Total Common Stocks (cost $4,883,283)				5,454,651

SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.28% (c)(d) (cost $208,974)		208,974		208,974

	Principal Amount (000)
Time Deposits - 0.1%
BBH Grand Cayman
(0.551)%, 10/03/16	EUR	0	*	559
(0.39)%, 10/03/16	JPY	48		469
0.005%, 10/03/16	HKD	20		2,527
0.01%, 10/03/16	SGD	0	*	109
0.05%, 10/03/16	GBP	1		1,172
5.68%, 10/03/16	ZAR	7		519

Total Time Deposits (cost $5,293)				5,355

Total Short-Term Investments (cost $214,267)				214,329

Total Investments - 100.2% (cost $5,097,550) (e)				5,668,980
Other assets less liabilities - (0.2)%				(11,308)

Net Assets - 100.0%				$5,657,672

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI Emerging Markets Index Futures	2	December 2016	$92,827	$91,720	$(1,107)

*	Principal amount less than 500.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of this security amounted to $161,649 or 2.9% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $660,068 and gross unrealized depreciation of investments was $(88,638), resulting in net unrealized appreciation of $571,430.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

Country Breakdown*

September 30, 2016 (unaudited)

18.3%	China
16.6%	Taiwan
13.3%	South Korea
13.3%	Brazil
8.8%	Hong Kong
5.3%	Thailand
3.6%	South Africa
3.1%	United Arab Emirates
2.6%	Hungary
2.6%	Argentina
2.5%	Russia
2.0%	United States
1.5%	India
2.7%	Other
3.8%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.2% or less in the following countries: Indonesia, Peru, Turkey and United Kingdom.

AB Emerging Markets Core Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$363,453		$820,649		$	– 0	–	$1,184,102
Information Technology	198,657		827,353			– 0	–	1,026,010
Consumer Discretionary	317,554		286,776			– 0	–	604,330
Energy	356,180		220,017			– 0	–	576,197
Consumer Staples	73,479		443,028			– 0	–	516,507
Materials	133,127		260,840			– 0	–	393,967
Telecommunication Services	108,819		274,074			– 0	–	382,893
Utilities	239,306		48,496			– 0	–	287,802
Industrials	– 0	–	212,135			– 0	–	212,135
Health Care	53,383		86,428			– 0	–	139,811
Real Estate	– 0	–	130,897			– 0	–	130,897
Short-Term Investments:
Short-Term Investments	208,974		– 0	–		– 0	–	208,974
Time Deposits	– 0	–	5,355			– 0	–	5,355

Total Investments in Securities	2,052,932		3,616,048	†		– 0	–	5,668,980
Other Financial Instruments*:
Liabilities
Futures	– 0	–	(1,107)			– 0	–	(1,107)

Total^	$2,052,932		$3,614,941		$	– 0	–	$5,667,873

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the three months ended September 30, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2016 (000)	Dividend Income (000)
$11	$910	$712	$209	$	– 0	–*

*	Amount is less than $500.

AB Emerging Markets Growth Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 27.6%
Banks - 18.8%
Abu Dhabi Commercial Bank PJSC	41,760	$73,230
Axis Bank Ltd.	4,280	35,014
Banco Davivienda SA (Preference Shares)	9,799	100,255
Bank Mandiri Persero Tbk PT	118,000	101,813
China Construction Bank Corp. - Class H	178,000	133,685
Credicorp Ltd.	627	95,442
HDFC Bank Ltd. (ADR)	1,710	122,932
Industrial & Commercial Bank of China Ltd. - Class H	165,000	104,721
Itau Unibanco Holding SA (Preference Shares)	2,200	24,028
Kasikornbank PCL (Foreign Shares)	8,800	47,619
Sberbank of Russia PJSC (Sponsored ADR)	8,069	76,010

		914,749

Consumer Finance - 0.2%
KRUK SA	190	11,826

Diversified Financial Services - 1.0%
Cielo SA	4,900	48,983

Insurance - 4.6%
AIA Group Ltd.	19,400	130,460
BB Seguridade Participacoes SA	5,900	54,208
China Pacific Insurance Group Co., Ltd. - Class H	6,800	25,431
Max Financial Services Ltd.	1,600	13,424

		223,523

Thrifts & Mortgage Finance - 3.0%
Housing Development Finance Corp., Ltd.	6,860	144,043

		1,343,124

Information Technology - 26.5%
Internet Software & Services - 11.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	2,479	262,253
NAVER Corp.	138	111,099
Tencent Holdings Ltd.	6,000	166,812

		540,164

IT Services - 1.9%
HCL Technologies Ltd.	6,660	80,138
Tata Consultancy Services Ltd.	340	12,432

		92,570

Semiconductors & Semiconductor Equipment - 6.6%
SK Hynix, Inc.	660	24,229
Taiwan Semiconductor Manufacturing Co., Ltd.	51,000	299,785

		324,014

Technology Hardware, Storage & Peripherals - 6.9%
Samsung Electronics Co., Ltd.	176	256,390

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (Preference Shares)	66	$77,537

		333,927

		1,290,675

Consumer Discretionary - 12.4%
Diversified Consumer Services - 2.7%
China Distance Education Holdings Ltd. (ADR)	989	12,778
Kroton Educacional SA	10,600	48,206
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	825	38,247
Tarena International, Inc. (ADR)	2,155	31,204

		130,435

Hotels, Restaurants & Leisure - 1.3%
IMAX China Holding, Inc. (a)(b)	7,300	35,922
Premium Leisure Corp.	1,301,000	27,503

		63,425

Household Durables - 1.2%
Basso Industry Corp.	11,000	35,077
Cuckoo Electronics Co., Ltd.	184	23,912

		58,989

Internet & Direct Marketing Retail - 1.4%
Ctrip.com International Ltd. (ADR) (a)	1,410	65,664

Media - 4.6%
Naspers Ltd. - Class N	1,110	192,111
Surya Citra Media Tbk PT	142,500	30,670

		222,781

Textiles, Apparel & Luxury Goods - 1.2%
Titan Co., Ltd.	8,060	48,193
Welspun India Ltd.	14,240	11,226

		59,419

		600,713

Consumer Staples - 11.6%
Food & Staples Retailing - 5.3%
CP ALL PCL	42,100	74,723
Lenta Ltd. (GDR) (a)(b)	11,292	91,472
X5 Retail Group NV (GDR) (a)(b)	3,170	91,927

		258,122

Food Products - 0.7%
First Resources Ltd.	27,200	36,608

Personal Products - 4.7%
Amorepacific Corp.	265	93,975
AMOREPACIFIC Group	260	39,282
LG Household & Health Care Ltd.	108	93,987

		227,244

Company	Shares	U.S. $ Value
Tobacco - 0.9%
ITC Ltd.	11,580	$42,187

		564,161

Health Care - 5.5%
Biotechnology - 1.9%
Biocon Ltd.	2,110	29,676
China Biologic Products, Inc. (a)	500	62,240

		91,916

Pharmaceuticals - 3.6%
Aurobindo Pharma Ltd.	3,220	41,528
Sun Pharmaceutical Industries Ltd.	10,890	121,786
Torrent Pharmaceuticals Ltd.	490	12,080

		175,394

		267,310

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
CNOOC Ltd.	78,000	98,398
LUKOIL PJSC (Sponsored ADR)	1,573	76,704
Novatek OJSC (Sponsored GDR) (b)	710	78,267

		253,369

Industrials - 4.3%
Construction & Engineering - 1.7%
IRB Infrastructure Developers Ltd.	22,610	83,671

Industrial Conglomerates - 1.4%
SM Investments Corp.	4,755	66,220

Professional Services - 0.5%
51job, Inc. (ADR) (a)	704	23,500

Trading Companies & Distributors - 0.7%
BOC Aviation Ltd. (b)	7,100	36,665

		210,056

Real Estate - 3.2%
Real Estate Management & Development - 3.2%
Ayala Land, Inc.	103,100	83,914
Parque Arauco SA	11,087	25,373
SM Prime Holdings, Inc.	76,000	44,265

		153,552

Materials - 1.7%
Construction Materials - 1.7%
Cemex Latam Holdings SA (a)	2,614	9,936
Grasim Industries Ltd. (GDR) (b)	1,011	73,442

		83,378

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Tower Bersama Infrastructure Tbk PT	132,000	61,773

Company	Shares			U.S. $ Value
Total Common Stocks (cost $4,286,271)				$4,828,111

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (c)(d) (cost $94,909)		94,909		94,909

	Principal Amount (000)
Time Deposits – 0.1%
BBH Grand Cayman
(1.45)%, 10/03/16	CHF	0	*	12
(0.551)%, 10/03/16	EUR	0	*	110
0.005%, 10/03/16	HKD	12		1,497
0.01%, 10/03/16	SGD	1		1,058
0.05%, 10/03/16	GBP	2		2,502
5.68%, 10/03/16	ZAR	7		499

Total Time Deposits (cost $5,691)				5,678

Total Short-Term Investments (cost $100,600)				100,587

Total Investments – 101.3% (cost $4,386,871) (e)				4,928,698
Other assets less liabilities – (1.3)%				(65,315)

Net Assets – 100.0%				$4,863,383

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate market value of these securities amounted to $407,695 or 8.4% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $661,414 and gross unrealized depreciation of investments was $(119,587), resulting in net unrealized appreciation of $541,827.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
ZAR	-	South African Rand
Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN *

September 30, 2016 (unaudited)

20.8%	China
17.7%	India
14.6%	South Korea
8.4%	Russia
6.8%	Taiwan
4.5%	Philippines
4.0%	Indonesia
3.9%	South Africa
3.6%	Brazil
3.4%	Hong Kong
2.5%	Thailand
2.2%	Colombia
1.9%	Peru
3.7%	Other
2.0%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Chile, Poland, Singapore and United Arab Emirates.

AB Emerging Markets Growth Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$581,303		$761,821		$	– 0	–	$1,343,124
Information Technology	262,253		1,028,422			– 0	–	1,290,675
Consumer Discretionary	196,099		404,614			– 0	–	600,713
Consumer Staples	– 0	–	564,161			– 0	–	564,161
Health Care	62,240		205,070			– 0	–	267,310
Energy	– 0	–	253,369			– 0	–	253,369
Industrials	23,500		186,556			– 0	–	210,056
Real Estate	25,373		128,179			– 0	–	153,552
Materials	9,936		73,442			– 0	–	83,378
Telecommunication Services	– 0	–	61,773			– 0	–	61,773
Short-Term Investments:
Investment Companies	94,909		– 0	–		– 0	–	94,909
Time Deposits	– 0	–	5,678			– 0	–	5,678

Total Investments in Securities	1,255,613		3,673,085	†		– 0	–	4,928,698
Other Financial Instruments*:	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$1,255,613		$3,673,085		$	– 0	–	$4,928,698

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $24,346 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc.—Government STIF Portfolio for the nine months ended September 30, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2016 (000)	Dividend Income (000)
$5	$533	$443	$95	$	– 0	–

*	Amount is less than $500.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 21.1%
Banks - 6.0%
Citigroup, Inc.	48,240	$2,278,375
DBS Group Holdings Ltd.	208,300	2,363,550
Jyske Bank A/S	72,411	3,385,449
Wells Fargo & Co.	58,050	2,570,454

		10,597,828

Capital Markets - 12.8%
BlackRock, Inc. - Class A	4,676	1,694,863
CME Group, Inc. - Class A	9,741	1,018,129
Credit Suisse Group AG (REG) (a)	137,790	1,810,924
Euronext NV (b)	19,796	844,673
Goldman Sachs Group, Inc. (The)	16,500	2,660,955
London Stock Exchange Group PLC	32,246	1,168,513
Moody’s Corp.	40,169	4,349,499
S&P Global, Inc.	62,173	7,868,615
Singapore Exchange Ltd.	212,400	1,158,530

		22,574,701

Consumer Finance - 1.7%
American Express Co.	48,755	3,122,270

Diversified Financial Services - 0.6%
Cielo SA	102,336	1,022,998

		37,317,797

Information Technology - 17.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	55,012	1,744,981

Electronic Equipment, Instruments & Components - 1.0%
Murata Manufacturing Co., Ltd.	14,300	1,866,623

Internet Software & Services - 1.4%
Alphabet, Inc. - Class C (a)	3,190	2,479,555

IT Services - 3.0%
Automatic Data Processing, Inc.	11,610	1,024,002
Visa, Inc. - Class A	50,866	4,206,618

		5,230,620

Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	228,000	1,340,217

Software - 10.7%
Check Point Software Technologies Ltd. (a)	23,597	1,831,363
Microsoft Corp.	138,569	7,981,574
SAP SE	99,447	9,094,666

		18,907,603

		31,569,599

Health Care - 13.8%
Biotechnology - 4.0%
Biogen, Inc. (a)	8,810	2,757,794

Company	Shares	U.S. $ Value
Gilead Sciences, Inc.	53,971	$4,270,186

		7,027,980

Health Care Providers & Services - 6.7%
Anthem, Inc.	34,045	4,266,179
UnitedHealth Group, Inc.	54,449	7,622,860

		11,889,039

Pharmaceuticals - 3.1%
Novo Nordisk A/S - Class B	42,560	1,773,846
Roche Holding AG	5,360	1,331,952
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	51,980	2,391,600

		5,497,398

		24,414,417

Industrials - 13.6%
Airlines - 0.8%
Japan Airlines Co., Ltd.	50,600	1,487,411

Commercial Services & Supplies - 3.1%
Stericycle, Inc. (a)	37,140	2,976,400
Taiwan Secom Co., Ltd.	859,000	2,496,527

		5,472,927

Electrical Equipment - 0.6%
Schneider Electric SE (Paris)	14,103	981,059

Machinery - 5.6%
Dover Corp.	69,730	5,134,917
Kone Oyj - Class B	94,285	4,786,570

		9,921,487

Professional Services - 3.5%
Recruit Holdings Co., Ltd.	63,000	2,569,971
RELX NV	203,610	3,641,930

		6,211,901

		24,074,785

Consumer Discretionary - 10.6%
Diversified Consumer Services - 3.7%
Service Corp. International/US	212,380	5,636,565
Sotheby’s	25,940	986,239

		6,622,804

Hotels, Restaurants & Leisure - 0.9%
Telepizza Group SA (a)(b)(c)	332,225	1,507,748

Media - 1.9%
Omnicom Group, Inc.	39,040	3,318,400

Textiles, Apparel & Luxury Goods - 4.1%
Christian Dior SE	8,720	1,563,904
NIKE, Inc. - Class B	51,913	2,733,220

Company	Shares	U.S. $ Value
Samsonite International SA	940,500	$3,014,210

		7,311,334

		18,760,286

Consumer Staples - 6.0%
Food Products - 1.8%
Danone SA	43,850	3,255,987

Household Products - 2.4%
Procter & Gamble Co. (The)	46,660	4,187,735

Personal Products - 1.8%
Unilever NV	68,280	3,145,881

		10,589,603

Energy - 4.3%
Energy Equipment & Services - 2.2%
Schlumberger Ltd.	48,590	3,821,118

Oil, Gas & Consumable Fuels - 2.1%
KazMunaiGas Exploration Production JSC (GDR) (a)(b)	200,549	1,534,200
LUKOIL PJSC (Sponsored ADR)	45,509	2,217,653

		3,751,853

		7,572,971

Materials - 4.2%
Chemicals - 4.2%
BASF SE	41,104	3,519,543
Johnson Matthey PLC	40,150	1,712,569
Praxair, Inc.	17,500	2,114,525

		7,346,637

Utilities - 3.9%
Electric Utilities - 1.3%
Enersis Americas SA (Sponsored ADR)	148,682	1,217,706
Enersis Chile SA (ADR)	237,502	1,128,134

		2,345,840

Water Utilities - 2.6%
Guangdong Investment Ltd.	2,848,000	4,549,532

		6,895,372

Telecommunication Services - 3.6%
Wireless Telecommunication Services - 3.6%
KDDI Corp.	116,000	3,593,914
MTN Group Ltd.	323,300	2,771,600

		6,365,514

Total Common Stocks (cost $165,971,831)		174,906,981

Company	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Time Deposits - 0.4%
ANZ, London 0.05%, 10/03/16	GBP	15	$19,649
BBH, Grand Cayman
(1.45)%, 10/03/16	CHF	17	17,048
(1.25)%, 10/03/16	SEK	172	20,107
(0.551)%, 10/03/16	EUR	16	17,724
(0.55)%, 10/03/16	DKK	107	16,216
0.05%, 10/03/16	CAD	15	11,194
0.319%, 10/03/16	AUD	19	14,562
5.68%, 10/03/16	ZAR	242	17,658
BNP Paribas, Paris 0.005%, 10/03/16	HKD	275	35,446
HSBC, Singapore 0.01%, 10/03/16	SGD	77	56,633
Sumitomo, Tokyo (0.39)%, 10/03/16	JPY	38,496	379,626

Total Time Deposits (cost $607,808)			605,863

	Shares
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (d)(e) (cost $234,627)		234,627	234,627

Total Short-Term Investments (cost $842,435)			840,490

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $166,814,266)			175,747,471

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB,0.28% (d)(e) (cost $1,016,889)		1,016,889	1,016,889

Total Investments - 100.1% (cost $167,831,155) (f)			176,764,360
Other assets less liabilities - (0.1)%			(136,489)

Net Assets - 100.0%			$176,627,871

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate market value of these securities amounted to $3,886,621 or 2.2% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,451,146 and gross unrealized depreciation of investments was $(6,517,941), resulting in net unrealized appreciation of $8,933,205.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
ZAR	-	South African Rand
Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Country Breakdown*

September 30, 2016 (unaudited)

54.5%	United States
7.2%	Germany
5.5%	United Kingdom
5.4%	Japan
3.3%	France
2.9%	Denmark
2.7%	Finland
2.6%	China
2.4%	Israel
2.2%	Taiwan
2.0%	Singapore
1.8%	Switzerland
1.6%	South Africa
1.3%	Chile
4.1%	Other
0.5%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Brazil, Kazakhstan, Netherlands, Russia, and Spain.

AB Global Core Equity Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$26,586,158		$10,731,639		$	– 0	–	$37,317,797
Information Technology	19,268,093		12,301,506			– 0	–	31,569,599
Health Care	21,308,619		3,105,798			– 0	–	24,414,417
Industrials	10,607,844		13,466,941			– 0	–	24,074,785
Consumer Discretionary	14,182,172		4,578,114			– 0	–	18,760,286
Consumer Staples	4,187,735		6,401,868			– 0	–	10,589,603
Energy	7,572,971		– 0	–		– 0	–	7,572,971
Materials	2,114,525		5,232,112			– 0	–	7,346,637
Utilities	2,345,840		4,549,532			– 0	–	6,895,372
Telecommunication Services	– 0	–	6,365,514			– 0	–	6,365,514
Short-Term Investments:
Time Deposits	– 0	–	605,863			– 0	–	605,863
Investment Companies	234,627		– 0	–		– 0	–	234,627
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	1,016,889		– 0	–		– 0	–	1,016,889

Total Investments in Securities	109,425,473		67,338,887	†		– 0	–	176,764,360
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$109,425,473		$67,338,887		$	– 0	–	$176,764,360

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc.—Government Money Market Portfolio for the three months ended September 30, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2016 (000)	Dividend Income (000)
$752	$11,842	$12,359	$235	$	– 0	–*

*	Amount is less than $500.

A summary of the Fund’s investments of cash collateral for securities loaned transactions is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2016 (000)	Dividend Income (000)
$1,934	$4,117	$5,034	$1,017	$	– 0	–*

*	Amount is less than $500.

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.0%
Financials - 24.7%
Banks - 12.0%
Bank Hapoalim BM	5,890	$33,444
BOC Hong Kong Holdings Ltd.	2,500	8,506
Commonwealth Bank of Australia	380	21,190
Danske Bank A/S	2,360	69,044
DBS Group Holdings Ltd.	7,500	85,102
Hang Seng Bank Ltd.	3,100	55,649
Mitsubishi UFJ Financial Group, Inc.	10,200	51,674
Oversea-Chinese Banking Corp., Ltd.	9,400	59,908
Royal Bank of Canada	1,019	63,115
Seven Bank Ltd.	13,900	44,520
Sumitomo Mitsui Financial Group, Inc.	1,600	54,047
Swedbank AB - Class A	2,010	47,228

		593,427

Capital Markets - 4.6%
Euronext NV (a)	1,486	63,406
IG Group Holdings PLC	5,797	65,411
Partners Group Holding AG	83	41,935
Thomson Reuters Corp.	1,366	56,485

		227,237

Diversified Financial Services - 0.5%
ORIX Corp.	1,600	23,604

Insurance - 7.6%
Direct Line Insurance Group PLC	12,470	58,905
Euler Hermes Group	590	50,162
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	403	75,267
NN Group NV	4,013	123,201
Sampo Oyj - Class A	1,037	46,071
Swiss Re AG	260	23,483

		377,089

		1,221,357

Industrials - 12.4%
Aerospace & Defense - 1.1%
QinetiQ Group PLC	17,832	54,633

Air Freight & Logistics - 0.3%
bpost SA	554	15,023

Airlines - 1.1%
Japan Airlines Co., Ltd.	1,900	55,851

Commercial Services & Supplies - 0.7%
Rentokil Initial PLC	12,279	35,292

Machinery - 3.1%
Hoshizaki Corp.	300	27,377
KION Group AG	866	56,111
Kone Oyj - Class B	1,394	70,769

		154,257

Professional Services - 5.0%
Experian PLC	3,657	73,060

Company	Shares	U.S. $ Value
RELX PLC	5,425	$102,877
Wolters Kluwer NV	1,684	71,993

		247,930

Road & Rail - 1.1%
Central Japan Railway Co.	300	51,362

		614,348

Consumer Discretionary - 11.6%
Automobiles - 1.6%
Fuji Heavy Industries Ltd.	2,100	78,791

Hotels, Restaurants & Leisure - 3.9%
Aristocrat Leisure Ltd.	5,934	72,198
Tabcorp Holdings Ltd.	14,686	56,238
Tatts Group Ltd.	23,450	65,908

		194,344

Leisure Products - 1.8%
Bandai Namco Holdings, Inc.	2,900	88,764

Media - 3.6%
Informa PLC	7,294	67,294
Sky PLC	1,543	17,883
WPP PLC	4,015	94,375

		179,552

Textiles, Apparel & Luxury Goods - 0.7%
Yue Yuen Industrial Holdings Ltd.	8,000	33,063

		574,514

Information Technology - 10.4%
Communications Equipment - 0.6%
VTech Holdings Ltd.	2,900	33,162

Internet Software & Services - 0.7%
Moneysupermarket.com Group PLC	8,687	33,784

IT Services - 2.4%
Amadeus IT Group SA - Class A	1,814	90,542
CGI Group, Inc. - Class A (b)	574	27,340

		117,882

Software - 6.7%
Check Point Software Technologies Ltd. (b)	398	30,889
Constellation Software, Inc./Canada	77	34,711
Nice Ltd.	870	57,930
Oracle Corp. Japan	1,400	79,097
Sage Group PLC (The)	6,329	60,472
SAP SE	739	67,583

		330,682

		515,510

Consumer Staples - 10.4%
Beverages - 0.8%
Royal Unibrew A/S	753	37,255

Company	Shares	U.S. $ Value
Food & Staples Retailing - 2.4%
Axfood AB	1,927	$34,019
Koninklijke Ahold Delhaize NV	1,118	25,464
Loblaw Cos., Ltd.	1,104	56,801

		116,284

Food Products - 1.4%
Nestle SA (REG)	250	19,741
Salmar ASA	1,690	51,667

		71,408

Household Products - 1.4%
Reckitt Benckiser Group PLC	730	68,726

Personal Products - 1.0%
Kao Corp.	900	50,884

Tobacco - 3.4%
British American Tobacco PLC	1,691	107,846
Imperial Brands PLC	1,216	62,588

		170,434

		514,991

Health Care - 7.8%
Biotechnology - 1.2%
CSL Ltd.	733	60,275

Health Care Equipment & Supplies - 0.5%
Cochlear Ltd.	222	24,063

Pharmaceuticals - 6.1%
Recordati SpA	1,444	46,410
Roche Holding AG	438	108,843
Sanofi	1,016	77,369
Teva Pharmaceutical Industries Ltd.	1,490	69,158

		301,780

		386,118

Telecommunication Services - 5.1%
Diversified Telecommunication Services - 5.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	27,703	52,270
HKT Trust & HKT Ltd. - Class SS	51,000	71,933
Nippon Telegraph & Telephone Corp.	1,500	68,604
Singapore Telecommunications Ltd.	10,700	31,296
Telstra Corp., Ltd.	6,563	26,167

		250,270

Materials - 4.3%
Chemicals - 2.6%
Covestro AG (a)	1,125	66,575
Givaudan SA (REG)	30	61,162

		127,737

Containers & Packaging - 1.7%
Amcor Ltd./Australia	7,369	85,829

		213,566

Company	Shares	U.S. $ Value
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Royal Dutch Shell PLC - Class B	3,211	$83,247
TOTAL SA	1,446	68,773

		152,020

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Sino Land Co., Ltd.	32,000	57,034

Total Common Stocks (cost $4,404,577)		4,499,728

INVESTMENT COMPANIES - 1.5%
Funds and Investment Trusts - 1.5%
iShares MSCI Japan ETF	2,980	37,369
iShares MSCI United Kingdom ETF	2,380	37,699

Total Investment Companies (cost $75,495)		75,068

SHORT-TERM INVESTMENTS - 11.2%
Investment Companies - 11.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (c)(d) (cost $553,363)	553,363	553,363

Total Investments - 103.7% (cost $5,033,435) (e)		5,128,159
Other assets less liabilities - (3.7)%		(183,074)

Net Assets - 100.0%		$4,945,085

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 600 Index Futures	4	December 2016	$76,584	$76,864	$280

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	173	USD	129	10/19/16	$(2,865)
Brown Brothers Harriman & Co.	CAD	203	USD	156	10/19/16	1,578
Brown Brothers Harriman & Co.	CHF	39	USD	40	10/19/16	(7)
Brown Brothers Harriman & Co.	DKK	227	USD	34	10/19/16	(427)
Brown Brothers Harriman & Co.	EUR	24	USD	27	10/19/16	(108)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	GBP	77	USD	104	10/19/16	$3,973
Brown Brothers Harriman & Co.	HKD	760	USD	98	10/19/16	61
Brown Brothers Harriman & Co.	ILS	672	USD	174	10/19/16	(5,624)
Brown Brothers Harriman & Co.	JPY	1,727	USD	17	10/19/16	222
Brown Brothers Harriman & Co.	JPY	9,352	USD	91	10/19/16	(1,095)
Brown Brothers Harriman & Co.	NOK	491	USD	58	10/19/16	(3,361)
Brown Brothers Harriman & Co.	SGD	80	USD	59	10/19/16	676
Brown Brothers Harriman & Co.	USD	14	AUD	19	10/19/16	366
Brown Brothers Harriman & Co.	USD	67	AUD	88	10/19/16	(59)
Brown Brothers Harriman & Co.	USD	15	CAD	20	10/19/16	(207)
Brown Brothers Harriman & Co.	USD	76	CHF	74	10/19/16	102
Brown Brothers Harriman & Co.	USD	17	CHF	16	10/19/16	(59)
Brown Brothers Harriman & Co.	USD	23	DKK	151	10/19/16	73
Brown Brothers Harriman & Co.	USD	259	EUR	233	10/19/16	3,354
Brown Brothers Harriman & Co.	USD	22	EUR	19	10/19/16	(200)
Brown Brothers Harriman & Co.	USD	53	GBP	40	10/19/16	(898)
Brown Brothers Harriman & Co.	USD	85	JPY	8,666	10/19/16	914
Brown Brothers Harriman & Co.	USD	277	JPY	27,843	10/19/16	(2,753)
Brown Brothers Harriman & Co.	USD	39	NOK	326	10/19/16	1,786
Brown Brothers Harriman & Co.	USD	60	SEK	517	10/19/16	(157)
Brown Brothers Harriman & Co.	CAD	75	USD	57	1/17/17	(473)
Brown Brothers Harriman & Co.	ILS	154	USD	41	1/17/17	(172)
Brown Brothers Harriman & Co.	SGD	59	USD	43	1/17/17	16
Brown Brothers Harriman & Co.	USD	53	EUR	47	1/17/17	24
Brown Brothers Harriman & Co.	USD	55	EUR	49	1/17/17	(14)
Brown Brothers Harriman & Co.	USD	188	JPY	18,938	1/17/17	(743)

						$(6,077)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate market value of these securities amounted to $129,981 or 2.6% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(e)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $215,120 and gross unrealized depreciation of investments was $(120,396), resulting in net unrealized appreciation of $94,724.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
Glossary:
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN *

September 30, 2016 (unaudited)

16.2%	United Kingdom
13.2%	Japan
8.0%	Australia
7.2%	Netherlands
5.2%	Germany
5.1%	Hong Kong
5.0%	Switzerland
4.7%	Israel
3.8%	France
3.5%	Canada
3.4%	Singapore
2.3%	Finland
2.1%	Denmark
9.5%	Other
10.8%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Belgium, Ireland, Italy, Luxembourg, Norway, Spain, Sweden and United States.

AB International Strategic Core Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$119,600		$1,101,757		$	– 0	–	$1,221,357
Industrials	– 0	–	614,348			– 0	–	614,348
Consumer Discretionary	– 0	–	574,514			– 0	–	574,514
Information Technology	92,940		422,570			– 0	–	515,510
Consumer Staples	56,801		458,190			– 0	–	514,991
Health Care	– 0	–	386,118			– 0	–	386,118
Telecommunication Services	71,933		178,337			– 0	–	250,270
Materials	– 0	–	213,566			– 0	–	213,566
Energy	– 0	–	152,020			– 0	–	152,020
Real Estate	– 0	–	57,034			– 0	–	57,034
Investment Companies	75,068		– 0	–		– 0	–	75,068
Short-Term Investments:
Investment Companies	553,363		– 0	–		– 0	–	553,363

Total Investments in Securities	969,705		4,158,454	†		– 0	–	5,128,159
Other Financial Instruments*:
Assets
Futures	– 0	–	280			– 0	–	280
Forward Currency Exchange Contracts	– 0	–	13,145			– 0	–	13,145
Liabilities
Forward Currency Exchange Contracts	– 0	–	(19,222)			– 0	–	(19,222)

Total^	$969,705		$4,152,657		$	– 0	–	$5,122,362

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended September 30, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2016 (000)	Dividend Income (000)
$62	$1,334	$843	$553	$	– 0	–*

* Amount is less than $500.

AB Select U.S. Equity Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.4%
Information Technology - 21.2%
Communications Equipment - 2.8%
Cisco Systems, Inc.	256,492	$8,135,926

Internet Software & Services - 8.5%
Alphabet, Inc.-Class C (a)	18,802	14,614,607
Apptio, Inc.-Class A (a)	6,480	140,616
eBay, Inc. (a)	126,316	4,155,796
Facebook, Inc.-Class A (a)	38,546	4,944,295
Nutanix, Inc.-Class A (a)	14,717	544,529

		24,399,843

IT Services - 1.8%
International Business Machines Corp.	14,248	2,263,295
Visa, Inc.-Class A	36,286	3,000,852

		5,264,147

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	103,598	3,910,825
Micron Technology, Inc. (a)	65,972	1,172,982

		5,083,807

Software - 2.8%
Microsoft Corp.	111,382	6,415,603
Take-Two Interactive Software, Inc. (a)	34,255	1,544,216

		7,959,819

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	89,331	10,098,869

		60,942,411

Financials - 15.6%
Banks - 11.4%
Citigroup, Inc.	69,478	3,281,446
JPMorgan Chase & Co.	62,378	4,153,751
US Bancorp	543,038	23,290,900
Wells Fargo & Co.	49,005	2,169,941

		32,896,038

Capital Markets - 2.8%
Charles Schwab Corp. (The)	51,816	1,635,831
Goldman Sachs Group, Inc. (The)	20,464	3,300,230
S&P Global, Inc.	23,550	2,980,488

		7,916,549

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc.-Class B (a)	27,228	3,933,629

		44,746,216

Industrials - 13.8%
Aerospace & Defense - 6.8%
Lockheed Martin Corp.	11,963	2,867,771
Northrop Grumman Corp.	22,745	4,866,293

Company	Shares	U.S. $ Value
United Technologies Corp.	115,957	11,781,231

		19,515,295

Airlines - 0.4%
Delta Air Lines, Inc.	27,845	1,095,979

Industrial Conglomerates - 4.7%
General Electric Co.	199,919	5,921,601
Honeywell International, Inc.	65,553	7,642,824

		13,564,425

Road & Rail - 1.9%
Union Pacific Corp.	54,227	5,288,759

		39,464,458

Consumer Discretionary - 10.6%
Hotels, Restaurants & Leisure - 1.1%
Bloomin’ Brands, Inc.	61,950	1,068,018
Red Rock Resorts, Inc.-Class A	14,722	347,292
Wyndham Worldwide Corp.	25,906	1,744,251

		3,159,561

Household Durables - 1.3%
Honest Co., Inc. (The) (Preference Shares) (a)(b)(c)	4,005	163,644
Newell Brands, Inc.	68,774	3,621,639

		3,785,283

Internet & Direct Marketing Retail - 1.1%
Priceline Group, Inc. (The) (a)	2,138	3,146,046

Media - 5.0%
Comcast Corp.-Class A	34,480	2,287,403
Liberty SiriusXM Group-Class A (a)	70,574	2,398,105
Time Warner, Inc.	102,876	8,189,958
Walt Disney Co. (The)	15,090	1,401,257

		14,276,723

Multiline Retail - 0.5%
Macy’s, Inc.	35,197	1,304,049

Specialty Retail - 1.6%
Home Depot, Inc. (The)	36,659	4,717,280

		30,388,942

Health Care - 10.3%
Biotechnology - 0.5%
AbbVie, Inc.	21,541	1,358,591

Health Care Equipment & Supplies - 3.3%
Medtronic PLC	39,437	3,407,357
Zimmer Biomet Holdings, Inc.	46,760	6,079,735

		9,487,092

Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	28,170	3,943,800

Pharmaceuticals - 5.1%
Johnson & Johnson	29,961	3,539,293

Company	Shares	U.S. $ Value
Pfizer, Inc.	243,760	8,256,151
Zoetis, Inc.	57,828	3,007,634

		14,803,078

		29,592,561

Consumer Staples - 8.5%
Beverages - 1.5%
PepsiCo, Inc.	41,339	4,496,443

Food & Staples Retailing - 3.9%
CVS Health Corp.	69,114	6,150,455
Kroger Co. (The)	172,323	5,114,547

		11,265,002

Food Products - 0.9%
Kellogg Co.	16,051	1,243,471
Mead Johnson Nutrition Co.-Class A	15,809	1,249,069

		2,492,540

Personal Products - 0.1%
elf Beauty, Inc. (a)	6,031	169,592

Tobacco - 2.1%
Philip Morris International, Inc.	31,704	3,082,263
Reynolds American, Inc.	63,323	2,985,679

		6,067,942

		24,491,519

Energy - 5.9%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	31,234	2,456,242

Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	18,244	1,877,673
EOG Resources, Inc.	36,216	3,502,449
Exxon Mobil Corp.	59,560	5,198,397
Occidental Petroleum Corp.	54,907	4,003,818

		14,582,337

		17,038,579

Real Estate - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	17,940	2,033,140
Crown Castle International Corp.	55,724	5,249,758
MGM Growth Properties LLC-Class A	28,403	740,466

		8,023,364

Materials - 2.1%
Chemicals - 0.8%
Dow Chemical Co. (The)	46,118	2,390,296

Containers & Packaging - 1.3%
Sealed Air Corp.	78,313	3,588,302

		5,978,598

Company	Shares		U.S. $ Value
Utilities - 1.9%
Electric Utilities - 1.9%
NextEra Energy, Inc.		44,913	5,493,758

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.		38,948	2,024,517

Total Common Stocks (cost $233,178,678)			268,184,923

INVESTMENT COMPANIES - 1.9%
Funds and Investment Trusts - 1.9%
iShares Nasdaq Biotechnology ETF		13,167	3,811,320
VanEck Vectors Semiconductor ETF		23,121	1,606,216

Total Investment Companies (cost $5,015,722)			5,417,536

SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.28% (d)(e) (cost $10,931,564)		10,931,564	10,931,564

	Principal Amount (000)
Time Deposits - 0.0%
BBH Grand Cayman
0.05%, 10/03/16	CAD	1	770
Deutsche Bank, Grand Cayman
0.15%, 10/03/16		104	103,680

Total Time Deposits (cost $104,456)			104,450

Total Short-Term Investments (cost $11,036,020)			11,036,014

Total Investments - 99.1% (cost $249,230,420) (f)			284,638,473
Other assets less liabilities - 0.9%			2,650,261

Net Assets - 100.0%			$287,288,734

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,198,764 and gross unrealized depreciation of investments was $(790,711), resulting in net unrealized appreciation of $35,408,053.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD	-	Canadian Dollar

Glossary:

ETF	-	Exchange Traded Fund

AB Select US Equity Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$60,942,411		$	– 0	–	$	– 0	–	$60,942,411
Financials	44,746,216			– 0	–		– 0	–	44,746,216
Industrials	39,464,458			– 0	–		– 0	–	39,464,458
Consumer Discretionary	30,225,298			– 0	–		163,644		30,388,942
Health Care	29,592,561			– 0	–		– 0	–	29,592,561
Consumer Staples	24,491,519			– 0	–		– 0	–	24,491,519
Energy	17,038,579			– 0	–		– 0	–	17,038,579
Real Estate	8,023,364			– 0	–		– 0	–	8,023,364
Materials	5,978,598			– 0	–		– 0	–	5,978,598
Utilities	5,493,758			– 0	–		– 0	–	5,493,758
Telecommunication Services	2,024,517			– 0	–		– 0	–	2,024,517
Investment Companies	5,417,536			– 0	–		– 0	–	5,417,536
Short-Term Investments:
Investment Companies	10,931,564			– 0	–		– 0	–	10,931,564
Time Deposits	– 0	–		104,450			– 0	–	104,450

Total Investments in Securities	284,370,379			104,450			163,644		284,638,473
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$284,370,379			$104,450			$163,644		$284,638,473

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Consumer Discretionary		Total
Balance as of 6/30/16	$179,985		$179,985
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(16,341)		(16,341)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/16	$163,644		$163,644

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16	$(16,341)		$(16,341)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended September 30, 2016 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2016 (000)	Dividend Income (000)
$9,588	$45,921	$44,577	$10,932	$6

AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 61.5%
Information Technology - 14.0%
Communications Equipment - 1.8%
Cisco Systems, Inc.	602,714	$19,118,088

Internet Software & Services - 5.6%
Alphabet, Inc. - Class C (a)	44,185	34,344,559
Apptio, Inc. - Class A (a)	24,817	538,529
eBay, Inc. (a)	296,784	9,764,193
Facebook, Inc. - Class A (a)	90,571	11,617,542
Nutanix, Inc. - Class A (a)	55,609	2,057,533
Twitter, Inc. (a)	72,716	1,676,104

		59,998,460

IT Services - 1.1%
International Business Machines Corp.	33,484	5,318,933
Visa, Inc. - Class A	85,268	7,051,664

		12,370,597

Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.	243,440	9,189,860
Micron Technology, Inc. (a)	155,024	2,756,326
QUALCOMM, Inc.	29,208	2,000,748

		13,946,934

Software - 2.0%
Electronic Arts, Inc. (a)	30,656	2,618,022
Microsoft Corp.	261,732	15,075,763
Take-Two Interactive Software, Inc. (a)	80,496	3,628,760
Zynga, Inc. - Class A (a)	276,605	804,921

		22,127,466

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	209,915	23,730,891

		151,292,436

Financials - 9.7%
Banks - 7.2%
Citigroup, Inc.	163,264	7,710,959
JPMorgan Chase & Co.	146,468	9,753,304
US Bancorp	1,275,976	54,726,610
Wells Fargo & Co.	115,163	5,099,418

		77,290,291

Capital Markets - 1.7%
Charles Schwab Corp. (The)	121,764	3,844,089
Goldman Sachs Group, Inc. (The)	48,084	7,754,507
S&P Global, Inc.	55,342	7,004,084

		18,602,680

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. - Class B (a)	63,984	9,243,768

		105,136,739

Company	Shares	U.S. $ Value
Industrials - 8.6%
Aerospace & Defense - 4.2%
Lockheed Martin Corp.	28,114	$6,739,488
Northrop Grumman Corp.	53,405	11,426,000
United Technologies Corp.	272,481	27,684,069

		45,849,557

Airlines - 0.2%
Delta Air Lines, Inc.	65,435	2,575,522

Industrial Conglomerates - 3.0%
General Electric Co.	469,783	13,914,972
Honeywell International, Inc.	154,040	17,959,524

		31,874,496

Road & Rail - 1.2%
Union Pacific Corp.	127,427	12,427,955

		92,727,530

Consumer Discretionary - 7.6%
Hotels, Restaurants & Leisure - 0.7%
Bloomin’ Brands, Inc.	144,793	2,496,231
Red Rock Resorts, Inc. - Class A	59,227	1,397,165
Wyndham Worldwide Corp.	60,881	4,099,118

		7,992,514

Household Durables - 0.9%
Honest Co. (The) (a)(b)(c)	20,767	848,540
Newell Brands, Inc.	161,608	8,510,277

		9,358,817

Internet & Direct Marketing Retail - 0.9%
Netflix, Inc. (a)	17,316	1,706,492
Priceline Group, Inc. (The) (a)	5,027	7,397,180
TripAdvisor, Inc. (a)	11,815	746,472

		9,850,144

Media - 3.5%
CBS Corp. - Class B	74,938	4,102,106
Comcast Corp. - Class A	81,010	5,374,203
Liberty SiriusXM Group - Class A (a)	165,838	5,635,175
Time Warner, Inc.	241,742	19,245,081
Walt Disney Co. (The)	35,460	3,292,816

		37,649,381

Multiline Retail - 0.3%
Macy’s, Inc.	82,710	3,064,405

Specialty Retail - 1.0%
Home Depot, Inc. (The)	86,151	11,085,911

Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	25,250	2,790,125

		81,791,297

Company	Shares	U.S. $ Value
Health Care - 6.8%
Biotechnology - 0.4%
AbbVie, Inc.	50,620	$3,192,604
Gilead Sciences, Inc.	22,252	1,760,578

		4,953,182

Health Care Equipment & Supplies - 2.1%
Medtronic PLC	92,672	8,006,861
Zimmer Biomet Holdings, Inc.	109,881	14,286,727

		22,293,588

Health Care Providers & Services - 1.1%
Aetna, Inc.	19,653	2,268,939
UnitedHealth Group, Inc.	66,198	9,267,720

		11,536,659

Pharmaceuticals - 3.2%
Johnson & Johnson	70,407	8,317,179
Pfizer, Inc.	572,798	19,400,668
Zoetis, Inc.	135,888	7,067,535

		34,785,382

		73,568,811

Consumer Staples - 5.9%
Beverages - 1.3%
Constellation Brands, Inc. - Class A	21,817	3,632,312
PepsiCo, Inc.	97,117	10,563,416

		14,195,728

Food & Staples Retailing - 2.4%
CVS Health Corp.	162,411	14,452,955
Kroger Co. (The)	404,935	12,018,471

		26,471,426

Food Products - 0.8%
General Mills, Inc.	39,740	2,538,591
Kellogg Co.	37,537	2,907,991
Mead Johnson Nutrition Co. - Class A	37,149	2,935,143

		8,381,725

Personal Products - 0.1%
elf Beauty, Inc. (a)	23,097	649,488

Tobacco - 1.3%
Philip Morris International, Inc.	74,476	7,240,557
Reynolds American, Inc.	148,801	7,015,967

		14,256,524

		63,954,891

Energy - 3.7%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	73,396	5,771,861

Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	42,872	4,412,386

Company	Shares	U.S. $ Value
EOG Resources, Inc.	85,105	$8,230,505
Exxon Mobil Corp.	139,839	12,205,148
Occidental Petroleum Corp.	129,026	9,408,576

		34,256,615

		40,028,476

Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	42,159	4,777,880
Crown Castle International Corp.	130,944	12,336,234
MGM Growth Properties LLC - Class A	95,676	2,494,273

		19,608,387

Materials - 1.7%
Chemicals - 0.5%
Dow Chemical Co. (The)	108,370	5,616,817

Containers & Packaging - 1.2%
Berry Plastics Group, Inc. (a)	101,018	4,429,639
Sealed Air Corp.	184,028	8,432,163

		12,861,802

		18,478,619

Utilities - 1.2%
Electric Utilities - 1.2%
NextEra Energy, Inc.	105,533	12,908,797

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	91,518	4,757,106

Total Common Stocks (cost $643,242,247)		664,253,089

INVESTMENT COMPANIES - 1.2%
Funds and Investment Trusts - 1.2%
iShares Nasdaq Biotechnology ETF (d)	30,942	8,956,471
VanEck Vectors Semiconductor ETF (d)	58,491	4,063,370

Total Investment Companies (cost $12,013,145)		13,019,841

SHORT-TERM INVESTMENTS - 37.7%
Investment Companies - 37.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (e)(f) (cost $406,569,863)	406,569,863	406,569,863

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $1,061,825,255)		$1,083,842,793

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.28% (e)(f) (cost $13,080,313)	13,080,313	13,080,313

Total Investments Before Securities Sold Short - 101.6% (cost $1,074,905,568)		1,096,923,106

SECURITIES SOLD SHORT - (8.9)%
INVESTMENT COMPANIES - (8.2)%
Funds and Investment Trusts - (8.2)%
Financial Select Sector SPDR Fund	(62,377)	(1,203,876)
Real Estate Select Sector SPDR Fund	(8,674)	(284,247)
SPDR S&P 500 ETF Trust	(403,441)	(87,264,288)

Total Investment Companies (proceeds $88,245,326)		(88,752,411)

COMMON STOCKS - (0.7)%
Consumer Discretionary - (0.3)%
Automobiles - (0.1)%
Tesla Motors, Inc. (a)	(3,888)	(793,269)

Hotels, Restaurants & Leisure - (0.1)%
Wynn Resorts Ltd.	(15,520)	(1,511,958)

Media - (0.1)%
Discovery Communications, Inc. - Class A (a)	(15,307)	(412,064)
TEGNA, Inc.	(9,830)	(214,884)
Twenty-First Century Fox, Inc. - Class A	(16,767)	(406,097)

		(1,033,045)

		(3,338,272)

Information Technology - (0.2)%
Internet Software & Services - 0.0%
GrubHub, Inc. (a)	(12,142)	(521,985)

IT Services - (0.1)%
Accenture PLC - Class A	(6,985)	(853,357)

Software - (0.1)%
SS&C Technologies Holdings, Inc.	(26,818)	(862,199)

		(2,237,541)

Real Estate - (0.1)%
Equity Real Estate Investment Trusts (REITs) - (0.1)%
Iron Mountain, Inc.	(21,489)	(806,482)

Company	Shares	U.S. $ Value
Consumer Staples - (0.1)%
Food & Staples Retailing - (0.1)%
Walgreens Boots Alliance, Inc.	(8,945)	$(721,146)

Total Common Stocks (proceeds $6,797,156)		(7,103,441)

Total Securities Sold Short (proceeds $95,042,482)		(95,855,852)

Total Investments, Net of Securities Sold Short - 92.7% (cost $979,863,086) (g)		1,001,067,254
Other assets less liabilities - 7.3% (h)		78,304,424

Net Assets - 100.0%		$1,079,371,678

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2016	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-Bono	49	December 2016	$7,862,515	$7,979,196	$(116,681)
Euro-Bund Futures	25	December 2016	4,604,576	4,653,475	(48,899)
Euro-BTP Futures	49	December 2016	7,845,640	7,876,263	(30,623)
Euro-OAT Futures	49	December 2016	8,736,251	8,813,664	(77,413)

					$(273,616)

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	Represents entire or partial securities out on loan.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of September 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,499,996 and gross unrealized depreciation of investments was $(9,295,828), resulting in net unrealized appreciation of $21,204,168.
(h)	An amount of U.S. $1,478,831 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

BTP	-	Buoni del Tesoro Poliennali
ETF	-	Exchange Traded Fund
OAT	-	Obligations Assimilables du Trésor
SPDR	-	Standard & Poor’s Depository Receipt

AB Select US Long/Short Portfolio

September 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Information Technology	151,292,436		$	– 0	–	– 0	–	151,292,436
Financials	105,136,739			– 0	–	– 0	–	105,136,739
Industrials	92,727,530			– 0	–	– 0	–	92,727,530
Consumer Discretionary	80,942,757			– 0	–	848,540		81,791,297
Health Care	73,568,811			– 0	–	– 0	–	73,568,811
Consumer Staples	63,954,891			– 0	–	– 0	–	63,954,891
Energy	40,028,476			– 0	–	– 0	–	40,028,476
Real Estate	19,608,387			– 0	–	– 0	–	19,608,387
Materials	18,478,619			– 0	–	– 0	–	18,478,619
Utilities	12,908,797			– 0	–	– 0	–	12,908,797
Telecommunication Services	4,757,106			– 0	–	– 0	–	4,757,106
Investment Companies	13,019,841			– 0	–	– 0	–	13,019,841
Short-Term Investments	406,569,863			– 0	–	– 0	–	406,569,863
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,080,313			– 0	–	– 0	–	13,080,313
Liabilities:
Investment Companies	(88,752,411)			– 0	–	– 0	–	(88,752,411)
Common Stocks(a)	(7,103,441)			– 0	–	– 0	–	(7,103,441)

Total Investments in Securities	1,000,218,714			– 0	–	848,540		1,001,067,254

Other Financial Instruments(b):
Assets:	– 0	–		– 0	–	– 0	–	– 0	–
Liabilities:
Futures	(273,616)			– 0	–	– 0	–	(273,616)

Total(c)	$999,945,098		$	– 0	–	$848,540		$1,000,793,638

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 06/30/16	$933,269		$933,269
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(84,729)		(84,729)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/16	$848,540		$848,540

Net change in unrealized appreciation/depreciation from investments held as of 9/30/16	$(84,729)		$(84,729)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the three months ended September 30, 2016 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$411,826	$132,180	$137,436	$406,570	$250

A summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/16 (000)	Dividend Income (000)
$0	$38,685	$25,605	$13,080	$5,430

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 24, 2016